K. David James
                                                             One Federal Street
                                                                      9th Floor
                                                               Boston, MA 02110
                                                                   617-662-3909
                                                             617-662-3805 (fax)


February 1, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re: State Street Institutional Investment Trust (the "Trust") File Nos.: 811-9819 and 333-30810

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 30, 2002.

If you have any questions concerning this filing, please call me directly at
(617) 662-3909.


Very truly yours,

/s/ K. David James
K. David James
Associate Counsel